 AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 14, 2016

 REGISTRATION NOS. 333 -191476
 811 -22894

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
PRE-EFFECTIVE AMENDMENT NO.	[ ]
POST-EFFECTIVE AMENDMENT NO. 82	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
AMENDMENT NO. 85	[X]

INVESTMENT MANAGERS SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)
235 W. Galena Street
Milwaukee, WI 53212

(Address of Principal Executive Offices, including Zip Code)
Registrant's Telephone Number, Including Area Code: (414) 299-2295

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

(Name and Address of Agent for Service)

COPIES TO:
Michael Glazer, Esq.
Morgan Lewis and Bockius, LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3106

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485; or
[X]	on June 30, 2016, pursuant to paragraph (b) of Rule 485; or
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485;
[ ]	on _________ pursuant to paragraph (a)(1) of Rule 485; or
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(2) of Rule 485; or
[ ]	on _________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment (“PEA”) to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed PEA No. 62 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933 on March 18, 2016 for the purpose of updating certain material information in the Registration Statement of the MarketGrader 100 Enhanced Index Fund and Altrius Enhanced Income Fund.  PEA No. 62 was originally scheduled to become effective on May 17, 2016 and was subsequently extended to June 15, 2016 pursuant to filing of PEA No. 79. This PEA incorporates by reference the information contained in Parts A, B and C of PEA No. 62 to the Registrant’s Registration Statement filed on March 18, 2016. The Registrant may file additional subsequent delaying amendments designating a new effective date.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 14th day of June, 2016.

INVESTMENT MANAGERS SERIES TRUST II

By:	/s/ TERRENCE GALLAGHER
Terrance Gallagher, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 14th day of June, 2016, by the following persons in the capacities set forth below.

Signature	Title
†
Thomas Knipper	Trustee
†
Kathleen K. Shkuda	Trustee
†
Larry D. Tashjian	Trustee
†
John P. Zader	Trustee
†
Eric M. Banzahl	Trustee
/s/ TERRENCE GALLAGHER
Terrence Gallagher	Chief Executive Officer and President
/s/ RITA DAM
Rita Dam	Chief Financial Officer, Treasurer and Assistant Secretary

† By	/s/ RITA DAM
Attorney-in-fact, pursuant to power of attorney previously filed with
Registrant’s Registration statement on Form N-1A on September 30, 2013.